SUBSIDIARY PUBLIC ISSUERS - Additional Information (Details) $ in Millions	Oct. 10, 2017 USD ($)	Oct. 10, 2017 CAD ($)	Oct. 30, 2015 CAD ($)	Dec. 31, 2017	Apr. 17, 2017 CAD ($)	Feb. 22, 2017 CAD ($)	Mar. 11, 2015 CAD ($)
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate				3.30%
Medium-term notes, maturing February 22, 2024 | Fixed interest rate
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate				3.30%	3.30%
Medium-term notes, maturing February 22, 2024 | Fixed interest rate | CAD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate					3.10%	3.30%
Medium-term notes, maturing February 22, 2024 | Fixed interest rate | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate					4.00%	4.10%
Medium Term Notes, Public - Canadian - Maturing October 30, 2018 | Fixed interest rate
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate				3.00%
Medium Term Notes, Public - Canadian - Maturing October 30, 2020 | Fixed interest rate
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate				3.50%
Medium Term Notes, Public - Canadian - Maturing March 11, 2022 | Fixed interest rate
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate				3.50%
Medium Term Notes, Public - Canadian - Maturing October 10, 2017 | Fixed interest rate
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate				3.50%
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of information about consolidated structured entities [line items]
Face amount					$ 400,000,000
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate | CAD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate					3.30%
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate					4.00%
Debt Issuers | Medium-term notes, maturing February 22, 2024
Disclosure of information about consolidated structured entities [line items]
Face amount						$ 300,000,000
Debt Issuers | Medium-term notes, maturing February 22, 2024 | Fixed interest rate | CAD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate						3.30%
Debt Issuers | Medium-term notes, maturing February 22, 2024 | Fixed interest rate | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate						4.10%
Debt Issuers | Medium-term Notes Under The Indenture In The Canadian Bond Market
Disclosure of information about consolidated structured entities [line items]
Face amount			$ 500,000,000
Debt Issuers | Medium-term Notes Under The Indenture In The Canadian Bond Market | Fixed interest rate | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate			3.80%
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing October 30, 2018
Disclosure of information about consolidated structured entities [line items]
Face amount			$ 125,000,000
Period term			3 years
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing October 30, 2018 | Fixed interest rate | CAD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate			3.00%
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing October 30, 2020
Disclosure of information about consolidated structured entities [line items]
Face amount			$ 375,000,000
Period term			5 years
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing October 30, 2020 | Fixed interest rate | CAD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate			3.50%
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing March 11, 2022
Disclosure of information about consolidated structured entities [line items]
Face amount							$ 450,000,000
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing March 11, 2022 | Fixed interest rate | CAD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate							3.50%
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing March 11, 2022 | Fixed interest rate | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate							3.90%
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing October 10, 2017
Disclosure of information about consolidated structured entities [line items]
Amount repaid	$ 306	$ 400,000,000